Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 4.4%
1,989,691	1011778 BC ULC 7.574% (1-Month Term SOFR+225 basis points), 9/21/2030[2,3,4,5]	$1,984,518
1,225,000	AAdvantage Loyalty IP Ltd. 10.338% (3-Month Term SOFR+475 basis points), 4/20/2028[2,3,4,5]	1,264,126
2,478,336	Allspring Buyer LLC 8.753% (3-Month Term SOFR+300 basis points), 11/1/2028[2,3,4]	2,458,200
2,661,509	AmWINS Group, Inc. 7.696% (1-Month Term SOFR+225 basis points), 2/19/2028[2,3,4]	2,648,814
1,995,000	Avolon TLB Borrower 1 U.S. LLC 7.814% (1-Month Term SOFR+250 basis points), 6/22/2028[2,3,4]	1,997,374
992,248	Calpine Corp. 7.446% (1-Month Term SOFR+200 basis points), 8/12/2026[2,3,4]	993,091
	Covanta Holding Corp.
95,187	3.000% (1-Month Term SOFR+250 basis points), 11/30/2028[2,3,4]	94,779
1,251,689	3.264% (1-Month Term SOFR+250 basis points), 11/30/2028[2,3,4]	1,246,320
2,451,137	Entain Holdings Gibraltar Ltd. 7.437% (6-Month Term SOFR+250 basis points), 3/16/2027[2,3,4,5]	2,450,916
760,630	Gemini HDPE LLC 8.631% (3-Month Term SOFR+300 basis points), 12/31/2027[2,3,4]	760,291
1,473,124	GoDaddy, Inc. 7.831% (1-Month Term SOFR+325 basis points), 11/10/2029[2,3,4]	1,476,269
900,000	GTCR W Merger Sub LLC 3.000% (1-Month Term SOFR+300 basis points), 9/20/2030[2,3,4,6,7]	900,328
1,272,728	Hostess Brands LLC 7.602% (1-Month Term SOFR+250 basis points), 6/30/2030[2,3,4]	1,277,100
942,677	INEOS U.S. Finance LLC 9.181% (1-Month Term SOFR+375 basis points), 11/8/2027[2,3,4]	939,801
1,488,579	INEOS U.S. Petrochem LLC 3.250% (1-Month Term SOFR+275 basis points), 1/29/2026[2,3,4]	1,485,602
1,000,000	IQVIA, Inc. 5.598% (3-Month Euribor+200 basis points), 3/7/2024[2,4]	1,058,960
1,385,736	Iridium Satellite LLC 7.931% (1-Month Term SOFR+250 basis points), 11/4/2026[2,3,4]	1,387,836
1,671,029	Jane Street Group LLC 8.196% (1-Month Term SOFR+275 basis points), 1/26/2028[2,3,4]	1,669,049
1,262,288	NAB Holdings LLC 8.392% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	1,260,256
1,498,985	NortonLifeLock, Inc. 7.431% (1-Month Term SOFR+200 basis points), 9/12/2029[2,3,4]	1,496,084
1,350,000	Pike Corp. 8.446% (1-Month Term SOFR+300 basis points), 1/21/2028[2,3,4]	1,350,209
1,989,501	SBA Senior Finance II LLC 7.190% (1-Month Term SOFR+175 basis points), 4/11/2025[2,4]	1,991,093

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,208,250	SkyMiles IP Ltd. 8.558% (1-Month Term SOFR+375 basis points), 10/20/2027[2,3,4,5]	$1,252,430
2,496,399	WMG Acquisition Corp. 7.571% (1-Month Term SOFR+212.5 basis points), 1/20/2028[2,3,4]	2,498,583
	Total Bank Loans
	(Cost $35,500,202)	35,942,029
	BONDS — 92.7%
	ASSET-BACKED SECURITIES — 52.3%
	522 Funding CLO Ltd.
6,250,000	Series 2019-5A, Class AR, 6.638% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,8]	6,173,217
1,500,000	Series 2019-5A, Class ER, 12.068% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,438,782
5,000,000	AB BSL CLO Ltd. Series 2020-1A, Class A1R, 6.678% (3-Month Term SOFR+137 basis points), 1/15/2035[3,4,8]	4,965,165
	AIMCO CLO Ltd.
1,750,000	Series 2017-AA, Class AR, 6.638% (3-Month Term SOFR+131.16 basis points), 4/20/2034[3,4,8]	1,736,884
2,500,000	Series 2022-18A, Class D, 10.176% (3-Month Term SOFR+485 basis points), 7/20/2035[3,4,8]	2,529,515
1,725,000	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	1,724,177
1,625,000	ALM Ltd. Series 2020-1A, Class D, 11.570% (3-Month Term SOFR+626.16 basis points), 10/15/2029[3,4,8]	1,569,027
778,528	AMMC CLO Ltd. Series 2013-13A, Class A1R2, 6.657% (3-Month Term SOFR+131.16 basis points), 7/24/2029[3,4,8]	778,449
2,000,000	Anchorage Credit Funding 3 Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,8]	1,731,804
1,500,000	Annisa CLO Series 2016-2A, Class DR, 8.588% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	1,473,917
1,000,000	Apidos CLO Ltd. Series 2023-45A, Class E, 13.564% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,8]	1,011,841
1,000,000	Ares CLO Ltd. Series 2015-38A, Class DR, 8.088% (3-Month Term SOFR+276.16 basis points), 4/20/2030[3,4,8]	952,000
1,750,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.788% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,8]	1,616,785

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
769,600	Atrium Series 9A, Class DR, 9.250% (3-Month Term SOFR+386.16 basis points), 5/28/2030[3,4,8]	$768,259
1,250,000	Babson CLO Ltd. Series 2016-1A, Class DR, 8.657% (3-Month Term SOFR+331.16 basis points), 7/23/2030[3,4,8]	1,214,054
1,400,000	Bain Capital Credit CLO Ltd. Series 2021-7A, Class D, 8.857% (3-Month Term SOFR+351.16 basis points), 1/22/2035[3,4,8]	1,354,738
1,250,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 12.320% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	1,245,129
	Barings CLO Ltd.
1,000,000	Series 2017-1A, Class E, 11.572% (3-Month Term SOFR+626.16 basis points), 7/18/2029[3,4,8]	966,150
1,000,000	Series 2018-2A, Class C, 8.270% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	983,586
1,000,000	Series 2020-4A, Class D1, 9.288% (3-Month Term SOFR+396.16 basis points), 1/20/2032[3,4,8]	997,769
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 7.371% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	3,479,273
	Battalion CLO Ltd.
500,000	Series 2020-15A, Class A1, 6.920% (3-Month Term SOFR+161.16 basis points), 1/17/2033[3,4,8]	497,167
2,000,000	Series 2016-10A, Class CR2, 9.057% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	1,836,917
56,754	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.749%, 7/25/2034[3,9]	51,573
	Benefit Street Partners CLO Ltd.
1,850,000	Series 2017-12A, Class C, 8.620% (3-Month Term SOFR+331.16 basis points), 10/15/2030[3,4,8]	1,835,576
1,000,000	Series 2015-8A, Class CR, 8.338% (3-Month Term SOFR+301.16 basis points), 1/20/2031[3,4,8]	941,756
500,000	Series 2018-14A, Class E, 10.938% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	457,652
800,000	Series 2019-19A, Class E, 12.590% (3-Month Term SOFR+728.16 basis points), 1/15/2033[3,4,8]	794,087
1,850,000	Series 2019-18A, Class A1R, 6.740% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,8]	1,840,812
1,750,000	Series 2020-21A, Class DR, 8.920% (3-Month Term SOFR+361.16 basis points), 10/15/2034[3,4,8]	1,685,279

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Series 2020-21A, Class ER, 12.270% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	$714,222
1,000,000	Series 2019-18A, Class ER, 12.320% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	973,813
1,000,000	Series 2021-24A, Class E, 12.198% (3-Month Term SOFR+687.16 basis points), 10/20/2034[3,4,8]	959,308
1,750,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.863% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	1,719,320
	BMW Vehicle Lease Trust
2,000,000	Series 2021-2, Class A4, 0.430%, 1/27/2025[3]	1,967,532
1,860,268	Series 2022-1, Class A3, 1.100%, 3/25/2025[3]	1,838,508
369,895	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 6.738% (3-Month Term SOFR+141.16 basis points), 10/20/2029[3,4,8]	370,354
4,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	4,234,407
	Carlyle U.S. CLO Ltd.
1,000,000	Series 2016-4A, Class DR, 10.988% (3-Month Term SOFR+566.16 basis points), 10/20/2027[3,4,8]	940,108
5,000,000	Series 2020-2A, Class A1R, 6.753% (3-Month Term SOFR+140.16 basis points), 1/25/2035[3,4,8]	4,968,027
	CarMax Auto Owner Trust
316,200	Series 2022-2, Class A2A, 2.810%, 5/15/2025[3]	315,309
2,621,316	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	2,550,082
2,000,000	CBAM Ltd. Series 2018-6A, Class B2R, 7.670% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,8]	2,003,348
1,149,000	Cedar Funding II CLO Ltd. Series 2013-1A, Class ARR, 6.668% (3-Month Term SOFR+134.16 basis points), 4/20/2034[3,4,8]	1,136,448
2,800,000	CIFC European Funding CLO Series 3X, Class D, 7.263% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,867,454
	CIFC Funding Ltd.
1,666,688	Series 2015-3A, Class AR, 6.452% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,8]	1,661,128
2,715,132	Series 2014-2RA, Class A1, 6.657% (3-Month Term SOFR+131.16 basis points), 4/24/2030[3,4,8]	2,714,803
1,000,000	Series 2018-2A, Class D, 11.438% (3-Month Term SOFR+611.16 basis points), 4/20/2031[3,4,8]	948,634

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,500,000	Series 2013-3RA, Class A1, 6.587% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,8]	$4,484,249
1,000,000	Series 2018-4A, Class C, 8.520% (3-Month Term SOFR+321.16 basis points), 10/17/2031[3,4,8]	985,949
1,000,000	Series 2018-4A, Class D, 11.470% (3-Month Term SOFR+616.16 basis points), 10/17/2031[3,4,8]	953,050
1,250,000	Series 2018-5A, Class D, 11.720% (3-Month Term SOFR+641.16 basis points), 1/15/2032[3,4,8]	1,187,329
1,000,000	Series 2019-1A, Class DR, 8.688% (3-Month Term SOFR+336.16 basis points), 4/20/2032[3,4,8]	1,001,828
750,000	Clear Creek CLO Series 2015-1A, Class CR, 7.538% (3-Month Term SOFR+221.16 basis points), 10/20/2030[3,4,8]	736,524
	COLT Mortgage Loan Trust
5,668,099	Series 2021-4, Class A1, 1.397%, 10/25/2066[3,8,9]	4,378,289
5,613,845	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,8,9]	4,759,036
	Crestline Denali CLO Ltd.
800,000	Series 2017-1A, Class D, 9.318% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	788,308
750,000	Series 2016-1A, Class DR, 8.957% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	701,577
4,860,946	CSMC Series 2021-NQM4, Class A1, 1.101%, 5/25/2066[3,8,9]	3,923,857
1,423,921	Daimler Trucks Retail Trust Series 2022-1, Class A2, 5.070%, 9/16/2024[3]	1,421,629
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 7.064% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,280,885
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.320% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	558,701
1,496,922	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.490% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,8]	1,490,637
2,000,000	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,8]	1,988,196
978,113	DLLMT LLC Series 2023-1A, Class A1, 5.533%, 5/20/2024[3,8]	977,864
	Dryden CLO Ltd.
1,000,000	Series 2018-57A, Class D, 8.176% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	939,574

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
5,500,000	Series 2019-80A, Class AR, 6.558% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,8]	$5,471,428
1,500,000	Series 2020-77A, Class ER, 11.511% (3-Month Term SOFR+613.16 basis points), 5/20/2034[3,4,8]	1,342,949
1,000,000	Series 2020-86A, Class DR, 8.770% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,8]	972,595
2,000,000	Series 2019-76A, Class DR, 8.888% (3-Month Term SOFR+356.16 basis points), 10/20/2034[3,4,8]	1,941,089
	Dryden Euro CLO
1,500,000	Series 2021-91X, Class D, 8.510% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,587,192
2,000,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	2,140,943
	Dryden Senior Loan Fund
791,717	Series 2013-30A, Class AR, 6.446% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,8]	790,350
1,863,708	Series 2014-36A, Class AR3, 6.590% (3-Month Term SOFR+128.16 basis points), 4/15/2029[3,4,8]	1,861,767
1,500,000	Series 2017-49A, Class DR, 8.972% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,8]	1,462,617
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 8.088% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,427,357
250,000	Series 2014-1RA, Class E, 11.270% (3-Month Term SOFR+596.16 basis points), 7/15/2030[3,4,8]	230,447
1,850,000	Series 2019-1A, Class DR, 9.070% (3-Month Term SOFR+376.16 basis points), 4/15/2031[3,4,8]	1,839,014
2,250,000	Series 2013-1A, Class D3R, 12.370% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	2,176,755
1,000,000	Series 2020-2A, Class ER, 12.070% (3-Month Term SOFR+676.16 basis points), 1/15/2035[3,4,8]	990,187
	Ellington Financial Mortgage Trust
4,618,343	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,8,9]	3,618,846
4,760,185	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,8,9]	3,620,606
1,665,213	Enterprise Fleet Financing LLC Series 2023-2, Class A1, 5.793%, 6/20/2024[3,8]	1,665,534
	Fifth Third Auto Trust
2,128,624	Series 2023-1, Class A1, 5.618%, 8/15/2024[3]	2,129,159
3,250,000	Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	3,248,310
3,000,000	Flatiron CLO Ltd. Series 2019-1A, Class AR, 6.713% (3-Month Term SOFR+134.16 basis points), 11/16/2034[3,4,8]	2,994,355

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Ford Credit Auto Lease Trust
2,150,000	Series 2021-B, Class A4, 0.400%, 12/15/2024[3]	$2,142,039
3,319,655	Series 2022-A, Class A3, 3.230%, 5/15/2025[3]	3,294,342
1,728,494	Series 2023-A, Class A2A, 5.190%, 6/15/2025[3]	1,724,588
1,705,331	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	1,698,813
	Galaxy CLO Ltd.
2,796,603	Series 2017-23A, Class AR, 6.477% (3-Month Term SOFR+113.16 basis points), 4/24/2029[3,4,8]	2,788,629
3,090,725	Series 2015-19A, Class A1RR, 6.557% (3-Month Term SOFR+121.16 basis points), 7/24/2030[3,4,8]	3,088,470
2,950,364	Series 2013-15A, Class ARR, 6.540% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,8]	2,945,959
1,500,000	Series 2017-24A, Class D, 8.020% (3-Month Term SOFR+271.16 basis points), 1/15/2031[3,4,8]	1,460,798
1,000,000	Series 2023-32A, Class E, 0.000% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8]	990,000
2,394,256	GCAT Trust Series 2021-NQM7, Class A1, 1.915%, 8/25/2066[3,8,9]	2,037,333
	Generate CLO Ltd.
1,588,760	Series 3A, Class AR, 6.838% (3-Month Term SOFR+151.16 basis points), 10/20/2029[3,4,8]	1,590,829
1,000,000	Series 9A, Class E, 12.438% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,8]	978,286
1,750,000	Series 6A, Class DR, 9.107% (3-Month Term SOFR+376.16 basis points), 1/22/2035[3,4,8]	1,754,689
1,500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 11.970% (3-Month Term SOFR+666.16 basis points), 10/15/2030[3,4,8]	1,388,114
	GM Financial Automobile Leasing Trust
2,465,427	Series 2021-3, Class A3, 0.390%, 10/21/2024[3]	2,449,584
4,575,290	Series 2022-1, Class A3, 1.900%, 3/20/2025[3]	4,517,028
4,215,000	Series 2022-3, Class A3, 4.010%, 9/22/2025[3]	4,164,091
	GM Financial Consumer Automobile Receivables Trust
535,178	Series 2022-2, Class A2, 2.520%, 5/16/2025[3]	532,263
3,819,037	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	3,760,831
4,010,000	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	3,880,032
1,068,008	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	1,063,897
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 8.955% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	958,924

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	GoldenTree Loan Management U.S. CLO Ltd.
500,000	Series 2020-7A, Class FR, 13.338% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	$452,973
1,000,000	Series 2021-10A, Class F, 13.378% (3-Month Term SOFR+805.16 basis points), 7/20/2034[3,4,8]	855,382
1,075,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class DR2, 8.631% (3-Month Term SOFR+326.16 basis points), 10/29/2029[3,4,8]	1,077,291
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 8.070% (3-Month Term SOFR+276.16 basis points), 4/15/2031[3,4,8]	1,783,330
	Grippen Park CLO Ltd.
1,214,497	Series 2017-1A, Class A, 6.848% (3-Month Term SOFR+152.16 basis points), 1/20/2030[3,4,8]	1,214,096
830,000	Series 2017-1A, Class E, 11.288% (3-Month Term SOFR+596.16 basis points), 1/20/2030[3,4,8]	789,384
3,850,000	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	3,849,637
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 4.963% (3-Month Euribor+130 basis points), 10/15/2031[3,4,8]	1,016,709
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DRR, 8.720% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	934,673
	Honda Auto Receivables Owner Trust
407,122	Series 2020-3, Class A3, 0.370%, 10/18/2024[3]	403,735
1,455,058	Series 2021-1, Class A3, 0.270%, 4/21/2025[3]	1,429,303
154,525	HPEFS Equipment Trust Series 2021-2A, Class A3, 0.360%, 9/20/2028[3,8]	154,084
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 8.570% (3-Month Term SOFR+326.16 basis points), 10/15/2030[3,4,8]	1,213,215
2,625,000	Series 6A-2015, Class CR, 8.131% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,8]	2,450,893
2,500,000	Series 14A-19, Class ER, 11.763% (3-Month Term SOFR+641.16 basis points), 1/25/2034[3,4,8]	2,396,369
2,250,000	Series 15A-19, Class ER, 12.146% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	2,122,313
	Hyundai Auto Lease Securitization Trust
278,147	Series 2023-B, Class A1, 5.250%, 5/15/2024[3,8]	278,112
5,450,000	Series 2023-A, Class A3, 5.050%, 1/15/2026[3,8]	5,404,220
4,450,000	Series 2021-C, Class B, 0.760%, 2/17/2026[3,8]	4,347,503

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
5,349,423	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	$5,170,864
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 10.346% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	1,006,694
2,000,000	Invesco Euro CLO Series 6X, Class B1, 5.313% (3-Month Euribor+165 basis points), 7/15/2034[3,4]	2,008,111
5,500,000	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	5,482,658
1,578,487	KKR CLO Ltd. Series 18, Class AR, 6.512% (3-Month Term SOFR+120.16 basis points), 7/18/2030[3,4,8]	1,577,908
750,000	LCM LP Series 18A, Class DR, 8.388% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	659,063
1,800,000	Madison Park Funding Ltd. Series 2019-33A, Class AR, 6.598% (3-Month Term SOFR+129 basis points), 10/15/2032[3,4,8]	1,787,866
	Magnetite Ltd.
1,275,462	Series 2012-7A, Class A1R2, 6.370% (3-Month Term SOFR+106.16 basis points), 1/15/2028[3,4,8]	1,274,792
1,250,000	Series 2014-8A, Class ER2, 11.220% (3-Month Term SOFR+591.16 basis points), 4/15/2031[3,4,8]	1,200,891
1,500,000	Series 2016-17A, Class AR, 6.688% (3-Month Term SOFR+136.16 basis points), 7/20/2031[3,4,8]	1,497,610
500,000	Series 2015-12A, Class ER, 11.250% (3-Month Term SOFR+594.16 basis points), 10/15/2031[3,4,8]	476,598
1,000,000	Series 2020-25A, Class E, 11.963% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,8]	978,088
	Mariner CLO LLC
2,050,000	Series 2016-3A, Class BR2, 7.107% (3-Month Term SOFR+176.16 basis points), 7/23/2029[3,4,8]	2,047,721
2,000,000	Series 2016-3A, Class DR2, 8.507% (3-Month Term SOFR+316.16 basis points), 7/23/2029[3,4,8]	1,945,086
3,425,000	Mercedes-Benz Auto Lease Trust Series 2021-B, Class A4, 0.510%, 3/15/2027[3]	3,351,708
2,321,290	Milos CLO Ltd. Series 2017-1A, Class AR, 6.658% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,8]	2,318,780
2,545,343	MMAF Equipment Finance LLC Series 2022-A, Class A2, 2.770%, 2/13/2025[3,8]	2,524,410

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Morgan Stanley Eaton Vance CLO Ltd.
2,500,000	Series 2022-16A, Class E, 12.158% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	$2,466,436
1,000,000	Series 2022-17A, Class E, 13.226% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,8]	1,009,822
500,000	Series 2022-18A, Class E, 13.826% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	508,440
	Mountain View CLO Ltd.
875,000	Series 2015-9A, Class CR, 8.690% (3-Month Term SOFR+338.16 basis points), 7/15/2031[3,4,8]	789,701
525,000	Series 2019-2A, Class D, 9.940% (3-Month Term SOFR+463.16 basis points), 1/15/2033[3,4,8]	512,030
1,500,000	Series 2019-1A, Class DR, 9.510% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	1,461,824
	Neuberger Berman Loan Advisers CLO Ltd.
1,750,000	Series 2018-27A, Class D, 8.170% (3-Month Term SOFR+286.16 basis points), 1/15/2030[3,4,8]	1,688,068
1,000,000	Series 2020-36A, Class ER, 12.338% (3-Month Term SOFR+701.16 basis points), 4/20/2033[3,4,8]	991,581
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.663% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	995,010
1,500,000	New Mountain CLO Ltd. Series CLO-1A, Class ER, 12.250% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	1,448,612
223,329	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[3,8,9]	206,759
	Newark BSL CLO Ltd.
2,382,622	Series 2016-1A, Class A1R, 6.719% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,8]	2,380,796
750,000	Series 2016-1A, Class DR, 11.869% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,8]	690,634
245,481	Nissan Auto Receivables Owner Trust Series 2020-A, Class A3, 1.380%, 12/16/2024[3]	244,745
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.338% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	2,511,118
	OBX Trust
156,727	Series 2018-EXP1, Class 2A1, 6.284% (1-Month Term SOFR+96.45 basis points), 4/25/2048[3,4,8]	155,756
1,271,180	Series 2020-INV1, Class A11, 6.000% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,8]	1,187,912

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,933,756	Series 2019-EXP2, Class 2A1B, 6.334% (1-Month Term SOFR+101.45 basis points), 6/25/2059[3,4,8]	$2,832,028
6,015,517	Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[3,8,9]	4,742,784
	OCP CLO Ltd.
2,250,000	Series 2014-6A, Class BR, 7.720% (3-Month Term SOFR+241.16 basis points), 10/17/2030[3,4,8]	2,222,762
1,000,000	Series 2017-14A, Class C, 8.241% (3-Month Term SOFR+286.16 basis points), 11/20/2030[3,4,8]	960,887
2,000,000	Series 2017-14A, Class D, 11.441% (3-Month Term SOFR+606.16 basis points), 11/20/2030[3,4,8]	1,880,851
500,000	Series 2020-8RA, Class D, 12.570% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,8]	481,261
1,000,000	Series 2020-18A, Class ER, 12.018% (3-Month Term SOFR+669.16 basis points), 7/20/2032[3,4,8]	951,302
1,000,000	Series 2016-12A, Class ER2, 12.460% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	987,176
1,000,000	Series 2021-22A, Class D, 8.688% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,8]	949,466
1,000,000	Series 2021-22A, Class E, 12.188% (3-Month Term SOFR+686.16 basis points), 12/2/2034[3,4,8]	946,559
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A, Class CRR, 9.470% (3-Month Term SOFR+416.16 basis points), 7/15/2029[3,4,8]	964,454
750,000	Series 2014-1A, Class DRR, 8.357% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,8]	720,403
1,250,000	Series 2017-1A, Class A2R, 7.038% (3-Month Term SOFR+171.16 basis points), 3/17/2030[3,4,8]	1,240,664
2,500,000	Series 2020-3A, Class AR, 6.738% (3-Month Term SOFR+141.16 basis points), 10/20/2034[3,4,8]	2,487,729
2,750,000	OHA Credit Partners Ltd. Series 2012-7A, Class D2R3, 9.891% (3-Month Term SOFR+451.16 basis points), 2/20/2034[3,4,8]	2,761,201
	OSD CLO Ltd.
1,000,000	Series 2021-23A, Class D, 8.520% (3-Month Term SOFR+321.16 basis points), 4/17/2031[3,4,8]	981,177
1,000,000	Series 2021-23A, Class E, 11.570% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,8]	934,966
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 11.650% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,8]	1,422,096
2,000,000	Series 2014-6A, Class CS, 8.700% (3-Month Term SOFR+339.16 basis points), 4/17/2031[3,4,8]	1,919,536

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,250,000	Series 2014-9A, Class A1A3, 6.688% (3-Month Term SOFR+136.16 basis points), 10/20/2031[3,4,8]	$3,244,633
750,000	Series 2019-23A, Class DR, 9.320% (3-Month Term SOFR+401.16 basis points), 4/15/2034[3,4,8]	738,833
475,171	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A1, 5.365%, 5/22/2024[3,8]	475,052
	Post CLO Ltd.
1,250,000	Series 2021-1A, Class D, 8.870% (3-Month Term SOFR+356.16 basis points), 10/15/2034[3,4,8]	1,211,579
4,500,000	Series 2022-1A, Class A, 6.706% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,8]	4,470,169
2,250,000	Series 2022-1A, Class E, 12.076% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	2,075,504
4,000,000	Series 2023-1A, Class A, 6.829% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,8]	4,009,579
1,500,000	Series 2023-1A, Class D, 10.129% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,8]	1,520,561
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 12.180% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	1,354,668
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 14.058% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	842,552
	Regatta Funding LP
606,551	Series 2013-2A, Class A1R3, 6.420% (3-Month Term SOFR+111.16 basis points), 1/15/2029[3,4,8]	606,041
2,000,000	Series 2013-2A, Class CR2, 9.270% (3-Month Term SOFR+396.16 basis points), 1/15/2029[3,4,8]	2,002,584
	Regatta Funding Ltd.
1,500,000	Series 2016-1A, Class DR2, 8.688% (3-Month Term SOFR+336.16 basis points), 4/20/2034[3,4,8]	1,459,343
1,500,000	Series 2016-1A, Class ER2, 12.059% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	1,387,522
1,750,000	Rockford Tower CLO Ltd. Series 2020-1A, Class E, 12.488% (3-Month Term SOFR+716.16 basis points), 1/20/2032[3,4,8]	1,677,544
	Santander Retail Auto Lease Trust
763,805	Series 2021-A, Class A3, 0.510%, 7/22/2024[3,8]	761,316
603,017	Series 2021-B, Class A3, 0.510%, 8/20/2024[3,8]	599,851
1,078,674	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A1, 5.566%, 7/22/2024[3,8]	1,078,689

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.433% (3-Month USD Libor+287 basis points), 4/13/2031[3,4,8]	$2,277,414
	Sound Point CLO Ltd.
2,000,000	Series 2019-1A, Class DR, 9.088% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,8]	1,811,987
1,500,000	Series 2019-3A, Class DR, 9.113% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	1,349,330
890,580	STAR Trust Series 2021-1, Class A1, 1.219%, 5/25/2065[3,8,9]	773,762
6,156,198	Starwood Mortgage Residential Trust Series 2021-5, Class A1, 1.920%, 9/25/2066[3,8,9]	4,825,967
	Stratus CLO Ltd.
2,000,000	Series 2021-1A, Class B, 6.988% (3-Month Term SOFR+166.16 basis points), 12/29/2029[3,4,8]	1,981,064
1,500,000	Series 2021-1A, Class C, 7.338% (3-Month Term SOFR+201.16 basis points), 12/29/2029[3,4,8]	1,478,251
1,750,000	Symphony CLO Ltd. Series 2018-20A, Class DR, 9.320% (3-Month Term SOFR+401.16 basis points), 1/16/2032[3,4,8]	1,737,269
1,750,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 10.963% (3-Month Term SOFR+561.16 basis points), 10/25/2029[3,4,8]	1,707,043
	TCI-Symphony CLO Ltd.
1,064,000	Series 2017-1A, Class E, 12.020% (3-Month Term SOFR+671.16 basis points), 7/15/2030[3,4,8]	964,036
3,500,000	Series 2016-1A, Class AR2, 6.583% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,8]	3,483,507
131,142	Tesla Auto Lease Trust Series 2021-B, Class A2, 0.360%, 9/22/2025[3,8]	130,815
	THL Credit Wind River CLO Ltd.
1,000,000	Series 2013-2A, Class DR, 8.522% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	914,237
1,738,973	Series 2014-2A, Class AR, 6.710% (3-Month Term SOFR+140.16 basis points), 1/15/2031[3,4,8]	1,735,388
2,100,000	TICP CLO Ltd. Series 2016-5A, Class ER, 11.320% (3-Month Term SOFR+601.16 basis points), 7/17/2031[3,4,8]	1,984,115
	Toyota Auto Receivables Owner Trust
845,819	Series 2023-B, Class A1, 5.225%, 5/15/2024[3]	845,626
3,000,000	Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	2,988,714

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,327,125	Toyota Lease Owner Trust Series 2023-A, Class A2, 5.300%, 8/20/2025[3,8]	$3,312,559
	Trinitas CLO Ltd.
1,150,000	Series 2022-21A, Class C, 9.526% (3-Month Term SOFR+420 basis points), 1/20/2036[3,4,8]	1,174,191
1,000,000	Series 2023-22A, Class D, 11.263% (3-Month Term SOFR+619 basis points), 7/20/2036[3,4,8]	1,023,297
	Verus Securitization Trust
4,927,691	Series 2021-5, Class A1, 1.013%, 9/25/2066[3,8,9]	3,887,736
2,229,228	Series 2023-1, Class A1, 5.850%, 12/25/2067[3,8,10]	2,201,249
859,291	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,8,9]	808,443
1,118,812	VMC Finance LLC Series 2021-HT1, Class A, 7.095% (1-Month Term SOFR+176.45 basis points), 1/18/2037[3,4,8]	1,099,199
	Voya CLO Ltd.
1,253,292	Series 2015-1A, Class A1R, 6.472% (3-Month Term SOFR+116.16 basis points), 1/18/2029[3,4,8]	1,253,345
2,000,000	Series 2015-1A, Class CR, 7.922% (3-Month Term SOFR+261.16 basis points), 1/18/2029[3,4,8]	1,940,731
1,250,000	Series 2017-1A, Class C, 8.900% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,8]	1,217,213
1,343,549	Series 2017-2A, Class A1R, 6.550% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,8]	1,342,235
1,000,000	Series 2013-1A, Class CR, 8.520% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	920,953
2,000,000	Series 2013-2A, Class CR, 8.363% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,8]	1,805,902
2,000,000	Series 2016-3A, Class CR, 8.822% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	1,834,674
2,000,000	Series 2020-2A, Class ER, 11.982% (3-Month Term SOFR+666.16 basis points), 7/19/2034[3,4,8]	1,915,940
1,000,000	Series 2022-3A, Class E, 13.926% (3-Month Term SOFR+860 basis points), 10/20/2034[3,4,8]	1,000,000
1,000,000	Series 2019-4A, Class ER, 12.280% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	930,716
1,500,000	Series 2022-1A, Class E, 12.796% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	1,438,155
1,000,000	Series 2022-3A, Class ER, 0.000% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	999,986
1,750,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,657,381

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,521,201	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 6.568% (3-Month Term SOFR+124.16 basis points), 7/20/2030[3,4,8]	$1,520,783
	World Omni Auto Receivables Trust
147,344	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	147,055
480,776	Series 2020-B, Class A3, 0.630%, 5/15/2025[3]	477,496
5,413,743	Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	5,212,265
	World Omni Select Auto Trust
1,332,655	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	1,298,891
5,217,571	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	5,210,402
	Total Asset-Backed Securities
	(Cost $436,993,424)	429,066,624
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.9%
1,250,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 6.597% (1-Month Term SOFR+126.45 basis points), 4/15/2034[4,8]	1,136,409
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 6.402% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,8]	1,976,444
2,000,000	Series 2019-BWAY, Class D, 7.606% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,8]	792,774
2,548,000	Series 2018-TALL, Class A, 6.252% (1-Month Term SOFR+91.9 basis points), 3/15/2037[4,8]	2,362,108
1,000,000	Series 2018-TALL, Class B, 6.501% (1-Month Term SOFR+116.8 basis points), 3/15/2037[4,8]	858,435
2,650,000	Series 2020-BID, Class A, 7.587% (1-Month Term SOFR+225.45 basis points), 10/15/2037[4,8]	2,528,731
3,025,000	BFLD Trust Series 2021-FPM, Class A, 7.047% (1-Month Term SOFR+171.45 basis points), 6/15/2038[3,4,8]	2,897,336
	BPR Trust
3,000,000	Series 2022-OANA, Class A, 7.230% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,8]	2,951,373
2,816,630	Series 2021-WILL, Class A, 7.197% (1-Month Term SOFR+186.45 basis points), 6/15/2038[4,8]	2,723,600
1,000,000	Series 2021-WILL, Class B, 8.447% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,8]	950,583
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[8]	1,932,658
24,899	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,8,9]	24,746

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,250,000	COMM Mortgage Trust Series 2018-HCLV, Class A, 6.628% (1-Month Term SOFR+114.6 basis points), 9/15/2033[3,4,8]	$1,146,775
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 6.480% (1-Month Term SOFR+114.7 basis points), 12/15/2031[4,8]	203,055
750,000	CSMC Series 2020-FACT, Class B, 7.447% (1-Month Term SOFR+211.45 basis points), 10/15/2037[4,8]	722,959
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,8]	2,280,238
692,755	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 4.263%, 5/28/2035[3,9]	650,045
	Government National Mortgage Association
5,401,425	Series 2022-173, Class CA, 5.500%, 11/20/2044[3]	5,316,731
10,147,818	Series 2023-82, Class MB, 5.000%, 5/20/2047[3]	9,715,490
2,966,870	Series 2023-67, Class EB, 5.000%, 7/20/2048[3]	2,861,342
1,380,309	Series 2023-42, Class DA, 5.500%, 7/20/2048[3]	1,355,664
4,130,485	Series 2023-68, Class KC, 5.000%, 2/20/2050[3]	4,012,022
5,054,079	Series 2022-154, Class CE, 4.500%, 6/20/2050[3]	4,771,323
4,085,144	Series 2023-38, Class LD, 5.000%, 12/20/2050[3]	3,953,721
4,664,424	Series 2023-55, Class GA, 4.500%, 5/20/2052[3]	4,552,119
5,884,242	Series 2023-111, Class NT, 5.500%, 8/20/2053[3]	5,802,326
6,044,296	Series 2023-83, Class CA, 5.000%, 11/20/2060[3]	5,866,256
925,000	Great Wolf Trust Series 2019-WOLF, Class B, 6.780% (1-Month Term SOFR+144.85 basis points), 12/15/2036[4,8]	916,265
3,115,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	2,316,052
	Hilton Orlando Trust
1,783,000	Series 2018-ORL, Class A, 6.399% (1-Month Term SOFR+106.7 basis points), 12/15/2034[4,8]	1,765,949
1,055,000	Series 2018-ORL, Class B, 6.679% (1-Month Term SOFR+134.7 basis points), 12/15/2034[4,8]	1,042,381
27,946	Mellon Residential Funding Series 1999-TBC3, Class A2, 6.019%, 10/20/2029[3,9]	28,133
2,500,000	MTK Mortgage Trust Series 2021-GRNY, Class A, 7.197% (1-Month Term SOFR+186.45 basis points), 12/15/2038[4,8]	2,429,675
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 6.542% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,8]	2,573,715

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,504,367	OBX Trust Series 2023-NQM4, Class A1, 6.113%, 3/25/2063[3,8,10]	$1,496,057
	Verus Securitization Trust
1,359,898	Series 2023-2, Class A1, 6.193%, 3/25/2068[3,8,10]	1,342,955
1,319,907	Series 2023-4, Class A1, 5.811%, 5/25/2068[3,8,10]	1,294,478
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	248,063
	Total Commercial Mortgage-Backed Securities
	(Cost $95,896,015)	89,798,986
	CORPORATE — 20.1%
	BASIC MATERIALS — 1.4%
1,500,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028[3,5,8]	1,446,296
2,750,000	DuPont de Nemours, Inc. 6.736% (3-Month Term SOFR+137.16 basis points), 11/15/2023[4]	2,751,339
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	3,427,240
1,720,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,519,534
1,000,000	INEOS Finance PLC 2.125%, 11/15/2025[3]	1,002,404
1,405,000	INEOS Quattro Finance 2 Plc 2.500%, 1/15/2026[3]	1,356,184
		11,502,997
	COMMUNICATIONS — 0.9%
2,035,000	Amazon.com, Inc. 1.000%, 5/12/2026[3]	1,830,309
2,155,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	1,902,399
2,064,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	1,852,915
2,219,000	Verizon Communications, Inc. 6.100% (SOFR Index+79 basis points), 3/20/2026[4]	2,230,672
		7,816,295
	CONSUMER, CYCLICAL — 4.0%
615,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,8]	550,505
1,330,000	Air Canada 3.875%, 8/15/2026[3,5,8]	1,208,342

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
3,915,000	American Honda Finance Corp. 5.125%, 7/7/2028	$3,856,342
1,490,000	Beacon Roofing Supply, Inc. 6.500%, 8/1/2030[3,8]	1,445,568
	BMW U.S. Capital LLC
500,000	0.800%, 4/1/2024[8]	487,859
950,000	3.150%, 4/18/2024[3,8]	936,426
1,427,000	Caesars Entertainment, Inc. 6.250%, 7/1/2025[3,8]	1,408,725
1,255,000	Choice Hotels International, Inc. 3.700%, 12/1/2029[3]	1,084,626
860,000	Dana Financing Luxembourg Sarl 8.500%, 7/15/2031[3]	923,126
1,235,000	Dufry One B.V. 2.500%, 10/15/2024[3]	1,279,350
2,019,000	General Motors Financial Co., Inc. 6.350% (SOFR Rate+104 basis points), 2/26/2027[4]	1,990,964
2,245,000	Hyatt Hotels Corp. 1.800%, 10/1/2024[3]	2,154,569
4,015,000	McDonald's Corp. 3.375%, 5/26/2025[3]	3,878,667
1,668,750	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,8]	1,655,061
1,750,000	Papa John's International, Inc. 3.875%, 9/15/2029[3,8]	1,446,585
	Starbucks Corp.
240,000	5.742% (SOFR Index+42 basis points), 2/14/2024[3,4]	239,989
2,760,000	2.000%, 3/12/2027[3]	2,460,990
	Toyota Motor Credit Corp.
1,195,000	5.606% (SOFR Index+33 basis points), 1/11/2024[4]	1,194,824
1,000,000	5.940% (SOFR Rate+62 basis points), 6/13/2024[4]	1,001,289
930,000	4.450%, 5/18/2026	909,642
930,000	6.210% (SOFR Index+89 basis points), 5/18/2026[4]	934,555
600,000	ZF Europe Finance B.V. 6.125%, 3/13/2029[3]	635,189
865,000	ZF North America Capital, Inc. 6.875%, 4/14/2028[3,8]	847,181
		32,530,374

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL — 4.0%
2,175,000	AbbVie, Inc. 2.950%, 11/21/2026[3]	$2,019,294
2,205,000	ASGN, Inc. 4.625%, 5/15/2028[3,8]	1,969,793
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,8]	1,860,460
1,274,000	Baxter International, Inc. 5.758% (SOFR Index+44 basis points), 11/29/2024[4]	1,266,231
1,787,000	Biogen, Inc. 4.050%, 9/15/2025[3]	1,726,808
2,515,000	Cargill, Inc. 3.625%, 4/22/2027[3,8]	2,380,583
700,000	Coty, Inc. 5.750%, 9/15/2028[3]	747,179
2,715,000	Global Payments, Inc. 5.300%, 8/15/2029[3]	2,591,049
965,000	Haleon U.S. Capital LLC 3.024%, 3/24/2024[3]	951,170
1,315,000	Haleon UK Capital PLC 3.125%, 3/24/2025[5]	1,263,417
4,525,000	HCA, Inc. 4.500%, 2/15/2027[3]	4,321,434
	IQVIA, Inc.
1,100,000	5.700%, 5/15/2028[3,8]	1,070,069
1,000,000	2.250%, 3/15/2029[3]	887,524
1,500,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS Luxembourg SARL 6.750%, 3/15/2034[3,5,8]	1,460,842
1,380,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 2.500%, 1/15/2027[3,5]	1,220,182
1,015,000	Loxam SAS 6.375%, 5/15/2028[3]	1,053,886
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,8]	1,519,319
385,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,5]	376,186
1,000,000	Roche Holdings, Inc. 5.870% (SOFR Rate+56 basis points), 3/10/2025[4,8]	1,003,576
1,671,000	Royalty Pharma PLC 1.200%, 9/2/2025[3,5]	1,519,444

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,235,000	Universal Health Services, Inc. 2.650%, 10/15/2030[3]	$1,743,497
		32,951,943
	ENERGY — 2.2%
1,126,000	Boardwalk Pipelines LP 4.450%, 7/15/2027[3]	1,060,969
1,450,000	Buckeye Partners LP 3.950%, 12/1/2026[3]	1,303,543
1,612,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[3]	1,483,630
1,165,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.625%, 5/1/2027[3,8]	1,117,616
2,800,000	DCP Midstream Operating LP 8.125%, 8/16/2030	3,105,046
4,000,000	Enbridge, Inc. 5.951% (SOFR Index+63 basis points), 2/16/2024[4,5]	4,000,348
2,925,000	Magellan Midstream Partners LP 5.000%, 3/1/2026[3]	2,871,788
920,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,11]	784,760
1,600,000	Northriver Midstream Finance LP 5.625%, 2/15/2026[3,5,8]	1,526,360
1,085,000	TransCanada PipeLines Ltd. 6.833% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	1,088,335
		18,342,395
	FINANCIAL — 1.1%
	American Express Co.
857,000	6.045% (SOFR Index+72 basis points), 5/3/2024[4]	857,824
794,000	6.240% (SOFR Rate+93 basis points), 3/4/2025[3,4]	797,392
2,750,000	Aon Global Ltd. 3.500%, 6/14/2024[3,5]	2,700,156
1,920,000	Iron Mountain, Inc. 5.000%, 7/15/2028[3,8]	1,748,700
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[8]	570,815
2,205,000	VICI Properties LP / VICI Note Co., Inc. 4.250%, 12/1/2026[3,8]	2,056,451
		8,731,338

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL — 2.2%
1,205,000	Advanced Drainage Systems, Inc. 6.375%, 6/15/2030[3,8]	$1,158,710
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	978,486
4,600,000	Brambles USA, Inc. 4.125%, 10/23/2025[3,8]	4,433,278
1,320,000	GFL Environmental, Inc. 4.250%, 6/1/2025[3,5,8]	1,269,873
3,435,000	Graphic Packaging International LLC 0.821%, 4/15/2024[3,8]	3,330,542
1,015,000	MasTec, Inc. 4.500%, 8/15/2028[3,8]	913,647
2,620,000	Regal Rexnord Corp. 6.050%, 4/15/2028[3,8]	2,550,227
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	525,030
1,250,000	Sealed Air Corp. 5.000%, 4/15/2029[3,8]	1,125,375
1,750,000	Standard Industries, Inc. 2.250%, 11/21/2026[3]	1,638,600
		17,923,768
	TECHNOLOGY — 2.2%
2,190,000	Booz Allen Hamilton, Inc. 3.875%, 9/1/2028[3,8]	1,964,255
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[3]	2,683,070
1,340,000	Camelot Finance S.A. 4.500%, 11/1/2026[3,5,8]	1,238,574
1,505,000	Entegris, Inc. 4.375%, 4/15/2028[3,8]	1,341,294
825,000	Fiserv, Inc. 3.800%, 10/1/2023[3]	825,000
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,481,514
2,950,000	International Business Machines Corp. 3.300%, 5/15/2026	2,799,963
1,557,000	Leidos, Inc. 3.625%, 5/15/2025[3]	1,497,675
1,900,000	Oracle Corp. 2.650%, 7/15/2026[3]	1,752,478

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
1,557,000	VMware, Inc. 1.800%, 8/15/2028[3]	$1,293,249
		17,877,072
	UTILITIES — 2.1%
	AES Corp.
1,301,000	1.375%, 1/15/2026[3]	1,159,214
840,000	5.450%, 6/1/2028[3]	811,523
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	3,375,831
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	2,689,221
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[3]	2,326,878
1,250,000	NextEra Energy Capital Holdings, Inc. 5.725% (SOFR Index+40 basis points), 11/3/2023[3,4]	1,249,966
	NextEra Energy Operating Partners LP
700,000	4.250%, 7/15/2024[3,8]	685,775
955,000	4.500%, 9/15/2027[3,8]	866,760
2,350,000	NRG Energy, Inc. 2.450%, 12/2/2027[3,8]	1,994,050
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	224,198
2,000,000	Vistra Operations Co. LLC 7.750%, 10/15/2031[3,8]	1,972,018
		17,355,434
	Total Corporate
	(Cost $169,011,890)	165,031,616
	U.S. GOVERNMENT — 9.4%
	United States Treasury Bill
6,000,000	4.657%, 10/19/2023	5,985,024
1,750,000	4.710%, 10/26/2023	1,743,842
15,000,000	4.576%, 11/2/2023	14,931,735
4,000,000	5.243%, 11/9/2023	3,977,664
4,250,000	5.095%, 11/16/2023	4,221,899
6,000,000	5.267%, 11/21/2023	5,955,750
17,000,000	4.266%, 11/30/2023	16,851,641
4,000,000	5.348%, 12/7/2023	3,961,060

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
20,000,000	United States Treasury Note 4.250%, 10/15/2025	$19,689,840
	Total U.S. Government
	(Cost $77,330,694)	77,318,455
	Total Bonds
	(Cost $779,232,023)	761,215,681

Number of Shares
	SHORT-TERM INVESTMENTS — 1.0%
8,033,430	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.15%[12,13]	8,033,430
	Total Short-Term Investments
	(Cost $8,033,430)	8,033,430
	TOTAL INVESTMENTS — 98.1%
	(Cost $822,765,655)	805,191,140
	Other Assets in Excess of Liabilities — 1.9%	15,502,605
	TOTAL NET ASSETS — 100.0%	$820,693,745

Principal Amount
	SECURITIES SOLD SHORT — (1.2)%
	BONDS — (1.2)%
	U.S. GOVERNMENT — (1.2)%
	United States Treasury Note
$(1,700,000)	4.125%, 10/31/2027	(1,664,074)
(600,000)	3.500%, 1/31/2028	(572,695)
(7,150,000)	1.375%, 10/31/2028	(6,101,238)
(1,410,000)	3.875%, 8/15/2033	(1,332,450)
	Total U.S. Government
	(Proceeds $9,940,229)	(9,670,457)
	Total Bonds
	(Proceeds $9,940,229)	(9,670,457)
	Total Securities Sold Short
	(Proceeds $9,940,229)	$(9,670,457)

EUR – Euro

CA –   Canada

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $428,788,883 which represents 52.25% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Step rate security.
[11]	Convertible security.
[12]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $7,466, which represents 0.00% of total net assets of the Fund.
[13]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
(192)	U.S. 5 Year Treasury Note	Dec 2023	$(20,397,773)	$(20,229,000)	$168,773
(79)	U.S. 10 Year Treasury Note	Dec 2023	(8,689,453)	(8,536,937)	152,516
TOTAL FUTURES CONTRACTS			$(29,087,226)	$(28,765,937)	$321,289

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2023	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(32,781,250)	$(36,350,039)	$(34,754,162)	$1,595,877
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(36,350,039)	$(34,754,162)	$1,595,877

EUR – Euro